Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2024
Employee Benefits [Abstract]
Summary of Plan Asset Allocation
The asset allocations by asset category for

the principal defined benefit pension plans

are as follows:
Plan Asset Allocation
(millions of Canadian dollars except as noted) Society
1
TDPP DB
1
Target % of Fair value Target % of Fair value
As at October 31, 2024
range total Quoted Unquoted range total Quoted Unquoted
Debt 60 - 90% 71% $ – $ 4,245 55 - 75% 67% $ – $ 2,106
Equity 0- 21 5 104 194 0- 30 5 54 106
Alternative investments
2
0- 29 24 – 1,458 5 - 38 28 – 877
Other 3
n/a
n/a – 86
n/a
n/a – 188
Total

100% $ 104 $ 5,983 100% $ 54 $ 3,277
As at October 31, 2023
4
Debt 60 - 90% 70% $ – $ 3,686 55 - 75% 63% $ – $ 1,690
Equity 0- 21 4 72 153 0- 30 9 79 166
Alternative investments 2 0- 29 26 – 1,351 5 - 38 28 – 734
Other
3 n/a n/a
– 159
n/a n/a
– 130
Total

100% $ 72 $ 5,349 100% $ 79 $ 2,720
1

The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2

The principal defined benefit pension plans’ alternative investments are primarily private equity,

infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension
Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.
4
Balances as at October 31, 2023 have been restated to reflect plan assets in ‘Other’

that were reported in ‘Debt’, with no impact on the measurement of the total plan assets, to reflect the categorization of certain plan assets in the comparative period.

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes expenses for

the Bank’s defined contribution plans.
Defined Contribution Plan Expenses
(millions of Canadian dollars)

For the years ended October 31
2024 2023
Defined contribution pension plans 1 $ 310 $ 250
Government pension plans
2
533 502
Total $ 843 $ 752
Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2

Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S.
Federal Insurance Contributions Act .

Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense
The following table presents the financial position

of the Bank’s principal pension and post-retirement

defined benefit plans and the Bank’s other material

defined
benefit pension plans for the years ended October

31, 2024 and October 31, 2023. Other

employee defined benefit plans operated

by the Bank and certain of its
subsidiaries are not considered material

for disclosure purposes.
Employee Defined Benefit Plans’ Obligations, Assets,

Funded Status, and Expense
(millions of Canadian dollars, except as noted)

Principal
post-retirement
Principal pension plans benefit plan 1 Other pension plans 2
2024 2023 2024 2023 2024 2023
Change in projected benefit obligation
Projected benefit obligation at beginning of year

$ 6,833 $ 6,763 $ 352 $ 372 $ 2,264 $ 2,339
Service cost – benefits earned 217 247 5 6 15 17
Interest cost on projected benefit obligation 381 353 20 19 128 122
Remeasurement (gain) loss – financial 1,155 (487) 40 (9) 220 (97)
Remeasurement (gain) loss – demographic – – – (18) (1) –
Remeasurement (gain) loss – experience 92 151 – 2 20 11
Members’ contributions

112 113 – – – –
Benefits paid (355) (307) (20) (20) (149) (149)
Change in foreign currency exchange rate – – – – 3 21
Past service cost 3 35 – – – – –
Projected benefit obligation as at October 31 8,470 6,833 397 352 2,500 2,264
Wholly or partially funded projected benefit obligation 8,470 6,833 – – 1,898 1,711
Unfunded projected benefit obligation – – 397 352 602 553
Total projected benefit obligation

as at October 31
8,470 6,833 397 352 2,500 2,264
Change in plan assets

Plan assets at fair value at beginning of year 8,220 8,481 – – 1,816 1,894
Interest income on plan assets 464 453 – – 102 99
Remeasurement gain (loss) – return on plan assets less

interest income 988 (698) – – 177 (76)
Members’ contributions

112 113 – – – –
Employer’s contributions

– 187 20 20 56 33
Benefits paid (355) (307) (20) (20) (149) (149)
Change in foreign currency exchange rate – – – – 3 21
Defined benefit administrative expenses (11) (9) – – (5) (6)
Plan assets at fair value as at October 31 9,418 8,220 – – 2,000 1,816
Excess (deficit) of plan assets at fair value over projected benefit obligation

948 1,387 (397) (352) (500) (448)
Effect of asset limitation and minimum funding requirement – (195) – – (21) (53)
Net defined benefit asset (liability) 948 1,192 (397) (352) (521) (501)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet 948 1,192 – – 94 62
Other liabilities in the Bank’s Consolidated Balance Sheet – – (397) (352) (615) (563)
Net defined benefit asset (liability) 948 1,192 (397) (352) (521) (501)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned 217 247 5 6 15 17
Net interest cost (income) on net defined benefit liability

(asset)

(83) (100) 20 19 26 23
Interest cost on asset limitation and minimum funding requirement 11 21 – – 3 4
Past service cost 3 35 – – – – –
Defined benefit administrative expenses 9 10 – – 5 5
Total $ 189 $ 178 $ 25 $ 25 $ 49 $ 49
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit

obligation
5.66% 5.44% 5.71% 5.45% 5.95% 5.56%
Weighted-average rate of compensation increase 2.78% 2.88% 3.05% 3.25% 1.35% 1.42%
Assumed life expectancy at age 65, in years
Male aged 65

23.2 23.2 23.2 23.2 21.9 21.9
Female aged 65 24.3 24.3 24.3 24.3 23.4 23.4
Male aged 45 24.1 24.1 24.1 24.1 22.6 22.6
Female aged 45 25.2 25.2 25.2 25.2 24.3 24.2
Actuarial assumptions used to determine the projected
benefit obligation as at October 31
Weighted-average discount rate for projected benefit

obligation
4.83% 5.66% 4.80% 5.71% 5.06% 5.95%
Weighted-average rate of compensation increase 2.78% 2.78% 3.00% 3.05% 1.37% 1.35%
Assumed life expectancy at age 65, in years
Male aged 65

23.2 23.2 23.2 23.2 21.9 21.9
Female aged 65 24.3 24.3 24.3 24.3 23.5 23.4
Male aged 45 24.1 24.1 24.1 24.1 22.7 22.6
Female aged 45 25.2 25.2 25.2 25.2 24.3 24.3
1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is
2.59%. The rate
is assumed to decrease gradually to 0.89 % by the year 2040 and remain at that level thereafter (2023 – 3.24 % grading to 0.89 % by the year 2040 and remain at that level thereafter).
2

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.
3

Relates to the Pension Fund Society that was modified in fiscal 2024.

Summary of Amounts Recognized in the Consolidated Balance Sheet
The Bank recognized the following amounts

on the Consolidated Balance Sheet.
Amounts Recognized in the Consolidated

Balance Sheet
(millions of Canadian dollars) As at

October 31 October 31
2024 2023
Other assets
Principal defined benefit pension plans $ 948 $ 1,192
Other defined benefit pension plans

94

62
Total

1,042

1,254
Other liabilities
Principal post-retirement defined benefit

plan
397 352
Other defined benefit pension plans 615 563
Other employee benefit plans
1
368 329
Total

1,380

1,244
Net amount recognized

$ (338) $ 10
1

Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements

recognized in OCI for the Bank’s principal pension

and post-retirement defined benefit plans and

certain of
the Bank’s other material defined benefit pension plans.
Amounts Recognized in Other Comprehensive

Income for Remeasurement of Defined

Benefit Plans
1,2
(millions of Canadian dollars) Principal

post-retirement
Principal pension plans benefit plan Other pension plans
For the years ended October 31
2024 2023 2024 2023 2024 2023
Remeasurement gains (losses) – financial $ (1,155) $ 487 $ (40) $ 9 $ (220) $ 97
Remeasurement gains (losses) – demographic – – – 18 1 –
Remeasurement gains (losses) – experience (92) (151) – (2) (20) (11)
Remeasurement gains (losses) – return

on

plan assets less interest income 986 (697) – – 177 (77)
Changes in asset limitation and minimum funding

requirement
206 210 – – 35 12
Total $ (55) $ (151) $ (40) $ 25 $ (27) $ 21
1

Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totalling ($ 29 ) million (2023 – $ 10 million).

Summary of Expected Future Benefit Payments
The following table summarizes the expected

future benefit payments for the next 10 years.
Expected Future Benefit Payments
(millions of Canadian dollars)

Principal
Principal post-retirement
pension plans benefit plan
Other pension
plans
Benefit payments expected to be paid

in:

2025 $ 416 $ 21 $ 166
2026 439 22 169
2027 463 23 170
2028 487 24 172
2029 508 24 173
2030-2034 2,814 131 852
Total $ 5,127 $ 245 $ 1,702

Summary of Disaggregation of Projections Benefit Obligation
The breakdown of the projected benefit obligations

between active, deferred, and retired

members is as follows:
Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars) Principal
Principal post-retirement
pension plans benefit plan Other pension plans
As at October 31
2024 2023 2024 2023 2024 2023
Active members $ 5,722 $ 4,459 $ 163 $ 135 $ 488 $ 448
Deferred members 543 452 – – 373 362
Retired members 2,205 1,922 234 217 1,639 1,454
Total $ 8,470 $ 6,833 $ 397 $ 352 $ 2,500 $ 2,264

Summary of Duration of Projected Benefit Obligation
The weighted-average duration of the projected

benefit obligations is as follows:
Duration of Projected Benefit Obligation
(number of years) Principal Principal
pension post-retirement
plans benefit plan Other pension plans
As at October 31
2024 2023 2024 2023 2024 2023
Weighted-average duration 14 13 13 12 11 10

Summary of Sensitivity of Significant Actuarial Assumptions
The following table provides the sensitivity

of the projected benefit obligation for the

Bank’s principal defined benefit pension plans,

the principal post-retirement
defined benefit plan, and the Bank’s significant

other defined benefit pension plans to actuarial

assumptions considered significant by the Bank.

These include
discount rate, rates of compensation increase,

life expectancy, and health care cost initial trend rates, as applicable.

The sensitivity analysis provided in the

table
should be used with caution, as it is hypothetical

and the impact of changes in each significant

assumption may not be linear. For each sensitivity test,

the impact
of a reasonably possible change in a single

factor is shown with other assumptions left

unchanged. Actual experience may result in

simultaneous changes in a
number of key assumptions, which could

magnify or diminish certain sensitivities.
Sensitivity of Significant Defined Benefit

Plan Actuarial Assumptions
(millions of Canadian dollars, except

as noted)
As at
October 31, 2024
Obligation Increase (Decrease)

Principal
Principal post- Other
pension retirement pension
plans benefit plan plans
Impact of an absolute change in
significant actuarial assumptions
Discount rate
1% decrease in assumption $ 1,250 $ 54 $ 294
1% increase in assumption (989) (44) (244)
Rates of compensation increase
1% decrease in assumption (242) – 1 (20)
1% increase in assumption 217 –
1
23
Life expectancy
1 year decrease in assumption (150) (11) (75)
1 year increase in assumption
146 11 73
Health care cost initial trend rate
1% decrease in assumption
n/a (7) n/a
1% increase in assumption n/a 7 n/a
1 An absolute change in this assumption is immaterial.